Staff expenses	6 Months Ended
Jun. 30, 2019
Staff expense [abstract]
Staff expenses
14 Staff expenses

Staff expenses
	1 January to 30 June
6 month period	2019	2018
Salaries	1,741	1,666
Pension costs and other staff-related benefit costs	187	190
Social security costs	265	261
Share-based compensation arrangements	17	26
External employees	469	439
Education	31	41
Other staff costs	100	100
	2,811	2,723